Statement of Consolidated Operations - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales (C)	$ 8,252,000	$ 7,430,000	$ 6,640,000
Cost of goods sold (exclusive of expenses below)	5,432,000	5,119,000	4,773,000
Selling, general administrative, and other expenses	370,000	347,000	333,000
Research and development expenses	37,000	33,000	36,000
Provision for depreciation and amortization	283,000	277,000	272,000
Restructuring and other charges (D)	84,000	21,000	23,000
Operating income	2,046,000	1,633,000	1,203,000
Loss on debt redemption (Q)	15,000	6,000	2,000
Interest expense, net (E)	151,000	182,000	218,000
Other expense, net (F)	40,000	62,000	8,000
Income before income taxes	1,840,000	1,383,000	975,000
Provision for income taxes (H)	332,000	228,000	210,000
Net income	1,508,000	1,155,000	765,000
Amounts Attributable to Howmet Aerospace Inc. Common Shareholders (J):
Net income	1,506,000	1,153,000	763,000
Net income	$ 1,506,000	$ 1,153,000	$ 763,000
Earnings per share:
Basic (in usd per share)	$ 3.73	$ 2.83	$ 1.85
Diluted (in usd per share)	$ 3.71	$ 2.81	$ 1.83
Average Shares Outstanding (I):
Basic (in shares)	404	408	412
Diluted (in shares)	406	410	416